RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]	During the periods presented, the details of the related party balances and transactions were as follows:

Amount due to related parties:

	As of December 31,
	2018	2017
Mr. Bingshan Guo	$211,005	$222,362
Mr. Xiangyang Guo	145,704	153,547
Mr. Yonghong Che	50,996	53,741
Total	$407,706	$429,650

Schedule of Revenue from Related Parties [Table Text Block]
During 2017, Mr. Bingshan Guo paid the professional service fees for initial public offering on behalf of the Company, these amounts were non-interest bearing with no payment terms. Mr. Xiangyang Guo and Mr. Yonghong Che provided interest-free loans to the Company. On December 31, 2018, the related parties agreed with the Company to extend the maturity day to December 31, 2019.

Transaction:

1.	Sales to a related party

	The Years ended December 31,
	2018	2017	2016
Liulin Hongxing Coking Coal Trade Co., Ltd. (“Hongxing”)	$-	$-	$2,919,696
Total	$-	$-	$2,919,696

Schedule of Related Party Transaction, Purchases from Related Party [Table Text Block]
During the year ended December 31, 2016, the Company sold coking coal to Hongxing, which mainly engaged in coal washing plant and coal reselling. Prices and terms for all the sales transactions were determined based on the prevailing market prices.

2.	Purchase from a related party

	The Years ended December 31,
	2018	2017	2016
Hongxing	$-	$-	$4,664,452
Total	$-	$-	$4,664,452

Schedule of Related Party Transaction, Expenses from Lease [Table Text Block]	Expenses from this lease recorded during the year ended December 31, 2018, 2017 and 2016 were as below:

	The Years ended December 31,
	2018	2017	2016
Hongxing	$17,698	$19,246	$19,572
Total	$17,698	$19,246	$19,572

Schedule Of Due From Due To Related Parties [Table Text Block]
4.	Loan provided by related parties

	The Years ended December 31,
	2018	2017	2016
Related party paid on behalf of the Company for operations:
Mr. Bingshan Guo	$-	$195,148	$-
Loan provided by related parties to the Company:
Mr. Xiangyang Guo	-	148,045	-
Hongxing	-	-	19,572
Total	$-	$343,193	$19,572